Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Performance and Making Key Decisions Regarding Resource Allocation [Line Items]
General and administrative expenses	$ 1,428,060	$ 2,022,981
Interest income from investments held in Trust Account	$ 808,868	$ 2,168,659